Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2011
Stock Option Plan [Abstract]
Schedule Of Activity In 2005 Plan

	Number	Weighted Average Exercise Price per Share
January 1, 2011	78,075	$74.96
Granted	—	—
Exercised	—	—
Forfeited/Expired	4,055	74.96
December 31, 2011	74,020	$74.96
Exercisable at year end		74,020
Weighted-average remaining contractual life		0.94years
Aggregate intrinsic value		$0